Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 16,104,062	$ 2,334,868	¥ (294,637,791)	¥ (36,624,446)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	9,139,691	1,325,131	11,110,956	16,339,376
Loss from disposal of property and equipment	755,921	109,598	535,935	667,217
Loss from disposal of intangible assets	10,500,476	1,522,426
Allowance for doubtful accounts	28,923,874	4,193,568	9,400,000	11,145,117
Loss from equity in affiliates	31,546,640	4,573,833	3,888,959	1,612,759
Gain (loss) from disposal of subsidiaries and investment in affiliates	(173,338,410)	(25,131,707)	601,384	(128,240)
Loss on investment in equity securities			11,790,000	10,000,000
Share-based compensation			644,654	3,593,400
Changes in operating assets and liabilities:
Accounts receivable	80,672	11,696	(128,982)	(6,539)
Other receivables	593,135	85,996	(6,947,627)	4,824,357
Other assets	2,315,800	335,759	4,195,181	(6,751,725)
Trading securities	(74,789)	(10,843)	(166,465)
Amounts due from related parties	(3,440,913)	(498,885)	551,569	49,828,289
Accrued payroll and welfare expenses	(2,483,251)	(360,038)	(21,339,142)	(391,939)
Income tax payable	1,083,514	157,095	(143,707)	2,792,459
Other tax payable	85,388	12,380	(1,893,263)	1,948,889
Deferred revenue	(7,309,102)	(1,059,720)	285,905	(26,103,365)
Other current liabilities	24,337,515	3,528,608	272,101,301	(7,323,826)
Deferred revenue from related parties	(2,741,697)	(397,509)	(16,107,460)	(25,181,897)
Deferred taxes	724,480	105,040	151,473	295,573
Net cash provided by (used in) operating activities	(63,196,994)	(9,162,704)	(26,107,120)	535,459
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	3,744,991	542,973	(5,704,317)	(2,143,055)
Purchase of long-term investments			(2,819,390)
Payment for investment in affiliates			(34,581,400)
Proceeds from disposal of investment in affiliates	1,545,000	224,004	8,245,615	5,714,573
Origination of short-term loan			30,000,000	(50,000,000)
Collection of short-term loan			50,000,000
Proceeds from disposal of subsidiary, net of cash disposed	(92,678,833)	(13,437,168)
Loan to related parties				(10,000,000)
Collection of loan to related parties			5,000,000	24,000,000
Net cash used in investing activities	(87,388,842)	(12,670,191)	(9,859,492)	(32,428,482)
Cash flows from financing activities:
Repurchase of shares	(3,174,100)	(460,201)	(4,462,990)	(7,085,100)
Net cash used in financing activities	(3,174,100)	(460,201)	(4,462,990)	(7,085,100)
Effect of exchange rate changes	21,920,756	3,178,212	(4,707,092)	(16,091,630)
Net decrease in cash and cash equivalents	(131,839,180)	(19,114,884)	(45,136,694)	(55,069,753)
Cash, cash equivalents and restricted cash—beginning of the year	612,099,251	88,746,049	657,235,945	712,305,698
Cash, cash equivalents and restricted cash—end of the year	480,260,071	69,631,165	612,099,251	657,235,945
Supplemental disclosure of cash flow information:
Cash paid (refund) for income taxes	¥ 369,858	$ 53,624	¥ 2,337,568	¥ (2,291,508)